Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Prepayments and Other Current Assets

	December 31, 2021	December 31, 2020
	RMB	RMB
Other receivables (i)	40,983	21,128
Advances to suppliers	14,900	22,330

	55,883	43,458
Less: Provision for impairment	(2,986)	(3,378)

	52,897	40,080
Value-added tax to recoverable	42,644	44,514
Prepaid expenses	505	373
Prepaid income taxes	4,853	5,997
Other current assets (ii)	11,921	18,298

	112,820	109,262

(i)	As of December 31, 2021 and December 31, 2020, the Group’s other receivables are mainly in the first stage.
(ii)	Other current assets consist primarily of receivables from associates, dividends receivables, interests receivables, etc.